Note 4 - Stockholders' Equity 10K (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended March 31
	2019	2018

Research and development expenses	$200,337	$64,583
General and administrative expenses	137,629	174,252
Total	$337,966	$238,835

	Year Ended December 31,
	2018	2017

Research and development costs	$133,334	$1,091,036
General and administrative expenses	500,748	678,928
Total	$634,082	$1,769,964

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2019	1,632,662	$10.78	5.1	$-
Granted	800,000	$0.43
Exercised	-	$-		$-
Forfeited	-	$-
Outstanding at March 31 2019	2,432,662	$7.37	6.4	$19,040

Exercisable at March 31, 2019	1,795,786	$9.78	5.3	$5,712

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value

Outstanding at January 1, 2018	1,894,077	$19.76	4.7	$108,000
Granted	488,640	$1.13		$-
Exercised	-	-
Forfeited/Expired	(750,055)	$27.19
Outstanding at December 31, 2018	1,632,662	$10.78	5.1	$-

Exercisable at December 31, 2018	1,166,127	$14.59	4.4	$-

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
Range of Exercise Prices			Number of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
$0.40	-	$0.50	800,000	$0.43	9.7	$19,040
$1.00	-	$3.50	588,640	$1.15	7.1	-
$3.51	-	$13.00	532,236	$9.76	4.1	-
$13.01	-	$26.00	343,782	$14.79	2.8	-
$26.01	-	$39.00	65,504	$30.85	2.2	-
$39.01	-	$56.00	102,500	$45.03	4.3	-
			2,432,662	$7.37	6.4	$19,040

Range of Exercise Prices			Number of Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
$1.00	-	$3.50	588,640	$1.15	7.3	$-
$3.51	-	$13.00	532,236	$9.76	4.3	-
$13.01	-	$26.00	343,782	$14.79	3.1	-
$26.01	-	$39.00	65,504	$30.85	2.5	-
$39.01	-	$56.00	102,500	$45.03	4.6	-
			1,632,662	$10.78	5.1	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three Months Ended March 31, 2019

Annual dividend		-
Expected life (in years)	5.4	-	5.5
Risk free interest rate	2.4%	-	2.5%
Expected volatility		97%

	Year Ended December 31,
	2018			2017
Annual dividend		-			-
Expected life (in years)	2.5	-	5.3	0.3	-	6.5
Risk free interest rate	2.5%	-	2.8%	0.80%	-	2.22%
Expected volatility	97%	-	113%	62.2%	-	98.0%

Schedule of Share-based Compensation, Warrant Activity [Table Text Block]
Range of Exercise Prices			Number of Warrants Outstanding	Range of Expiration Dates
$0.30	-	$0.875	6,662,709	May 2021 - August 2024
$1.11	-	$5.79	34,617	May 2021 - May 2023
$12.80	-	$12.90	39,296	January 2022
$16.20	-	$16.30	174,544	March 2020
$22.10	-	$27.90	44,233	December 2019 - January 2021
$34.50	-	$39.20	236,556	October 2019 - October 2021
$52.31			11,539	July 2019
			7,203,494

Range of Exercise Prices			Number of Warrants Outstanding	Range of Expiration Dates
$0.57	-	$0.875	6,162,709	May 2021 - August 2024
$1.11	-	$5.79	34,617	May 2021 - May 2023
$12.80	-	$12.90	39,296	January 2022
$16.20	-	$16.30	174,544	March 2020
$22.10	-	$27.90	153,755	March 2019 - January 2021
$34.50	-	$39.20	236,556	October 2019 - October 2021
$47.30	-	$52.20	275,897	January 2019 - July 2019
			7,077,374

Restricted Stock [Member]
Notes Tables
Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Shares of Restricted Stock	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2018	49,960	$3.00
Granted	45,046	$1.11
Vested	(72,483)	$2.41
Forfeited	-	$-
Outstanding at December 31, 2018	22,523	$1.11

Restricted Stock Units (RSUs) [Member]
Notes Tables
Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Number of RSU's	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2018	11,235	$11.77
Granted	45,046	$1.11
Exercised and converted to common shares	-	$-
Forfeited	-	$-
Outstanding at December 31, 2018	56,281	$3.24

Exercisable at December 31, 2018	33,759	$4.66